Common shares, preferred shares and other equity instruments - Schedule of Common Shares (Parenthetical) (Detail) - Common shares [member] - shares	Oct. 31, 2025	Oct. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares bought to facilitate trading/institutional client activity	30,855,084	26,564,849
Number of shares sold to facilitate trading/institutional client activity	30,855,333	26,566,901